Borrowings - Schedule of Interest-Bearing Financial Instruments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	$ 27,047,626	RM 110,286,692	RM 63,340,867
Floating rate instrument [Member]
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	102,181	416,643	239,113
Hire Purchase [Member] | Fixed rate instrument [Member]
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	157,918	643,909	416,488
Bank Borrowings [Member] | Floating rate instrument [Member]
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	$ 26,889,708	RM 109,642,783	RM 62,924,379